Deferred revenue (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred revenue
Deferred revenue, current	$ 66,813	$ 73,673
Deferred revenue, non-current	12,635	12,932
Live streaming
Deferred revenue
Deferred revenue, current	50,728	56,817
Deferred revenue, non-current	5,686	5,516
Others
Deferred revenue
Deferred revenue, current	16,085	16,856
Deferred revenue, non-current	$ 6,949	$ 7,416